                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act File Number: 811- 08342
                                                     ----------

                           Strategic Income Portfolio
                           --------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                   October 31
                                   ----------
                             Date of Fiscal Year End

                                October 31, 2004
                                ----------------

                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

STRATEGIC INCOME PORTFOLIO as of October 31, 2004
PORTFOLIO OF INVESTMENTS

BONDS & NOTES -- 80.9%

SECURITY                                                  PRINCIPAL            U.S. $ VALUE
-------------------------------------------------------------------------------------------------
INDONESIA -- 2.2%

APP Finance VI, 0.00%, 11/18/12(1)(2)                     $        4,000,000   $          170,000
APP Finance VII, 3.50%, 4/30/03(1)(2)                              2,000,000              175,000
DGS International Finance, 10.00%, 6/1/07(2)                       2,000,000               50,000
Indah Kiat Finance Mauritius, Sr. Unsec. Notes,
10.00%, 7/1/07(2)                                                  1,000,000              530,000
Indah Kiat International Finance,
12.50%, 6/15/06(2)                                                 1,000,000              620,000
Indonesia Recapital, 14.00%, 6/15/09                   IDR    45,000,000,000            5,641,690
-------------------------------------------------------------------------------------------------
TOTAL INDONESIA
   (IDENTIFIED COST $12,053,371)                                               $        7,186,690
-------------------------------------------------------------------------------------------------

MOROCCO -- 0.2%

Snap Ltd., 11.50%, 1/29/09                             DEM           895,905   $          564,478
-------------------------------------------------------------------------------------------------
TOTAL MOROCCO
   (IDENTIFIED COST $455,860)                                                  $          564,478
-------------------------------------------------------------------------------------------------

PHILIPPINES -- 0.1%

Bayan Telecommunications, 13.50%, 7/15/06(2)(3)           $        2,000,000   $          400,000
-------------------------------------------------------------------------------------------------
TOTAL PHILIPPINES
   (IDENTIFIED COST $1,917,237)                                                $          400,000
-------------------------------------------------------------------------------------------------

UNITED STATES -- 78.4%

CORPORATE BONDS & NOTES -- 2.0%

Baltimore Gas and Electric, 6.73%, 6/12/12                $          400,000   $          450,383
BellSouth Capital Funding, 6.04%, 11/15/26                           300,000              318,809
Coca-Cola Enterprise, 7.00%, 10/1/26                                 375,000              445,535
Eaton Corp., 8.875%, 6/15/19                                         500,000              679,898
Ford Holdings, 9.30%, 3/1/30                                       1,000,000            1,135,821
General Motors Acceptance Corp., 8.875%, 6/1/10                    1,000,000            1,164,592
Ingersoll-Rand Co., 6.48%, 6/1/25                                  1,050,000            1,159,541
US Bancorp, 7.50%, 6/1/26                                            840,000            1,029,920
Willamette Industries, 7.35%, 7/1/26                                  50,000               57,569
-------------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS & NOTES
   (IDENTIFIED COST, $5,772,673)                                               $        6,442,068
-------------------------------------------------------------------------------------------------

UNITED STATES (CONTINUED)

COLLATERALIZED MORTGAGE OBLIGATIONS -- 20.9%

Federal Home Loan Mortgage Corp.,
Series 1548, Class Z, 7.00%, 7/15/23                      $        1,784,231   $        1,896,648
Federal Home Loan Mortgage Corp.,
Series 1817, Class Z, 6.50%, 2/15/26                               1,456,141            1,530,027
Federal Home Loan Mortgage Corp.,
Series 1927, Class ZA, 6.50%, 1/15/27                              5,620,931            5,906,143
Federal Home Loan Mortgage Corp.,
Series 4, Class D, 8.00%, 12/25/22                                 1,442,216            1,570,362
Federal National Mortgage Association,
Series 1993-104, Class ZB, 6.50%, 7/25/23                          1,959,628            2,055,998
Federal National Mortgage Association,
Series 1993-141, Class Z, 7.00%, 8/25/23                           4,489,688            4,772,216
Federal National Mortgage Association,
Series 1993-16, Class Z, 7.50%, 2/25/23                            5,957,943            6,410,991
Federal National Mortgage Association,
Series 1993-79, Class PL, 7.00%, 6/25/23                           4,008,907            4,261,804
Federal National Mortgage Association,
Series 1994-63, Class PJ, 7.00%, 12/25/23                         10,755,000           11,325,918
Federal National Mortgage Association,
Series 1994-79, Class Z, 7.00%, 4/25/24                            5,354,023            5,693,452
Federal National Mortgage Association,
Series 1994-89, Class ZQ, 8.00%, 7/25/24                           3,318,672            3,609,441
Federal National Mortgage Association,
Series 1996-35, Class Z, 7.00%, 7/25/26                            1,382,277            1,469,909
Federal National Mortgage Association,
Series 2000-49, Class A, 8.00%, 3/18/27                            4,561,690            4,964,218
Federal National Mortgage Association,
Series 2001-37, Class GA, 8.00%, 7/25/16                           1,913,607            2,083,639
Government National Mortgage Association,
Series 2001-35, Class K, 6.45%, 10/25/23                           1,175,000            1,236,089
Government National Mortgage Association,
Series 2002-48, Class OC, 6.00%, 9/16/30                           5,000,000            5,227,140
Merrill Lynch Trust,
Series 45, Class Z, 9.10%, 9/20/20                                 3,405,587            3,592,183
-------------------------------------------------------------------------------------------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (IDENTIFIED COST, $66,543,753)                                              $       67,606,178
-------------------------------------------------------------------------------------------------

MORTGAGE PASS-THROUGHS -- 54.9%

Federal Home Loan Mortgage Corp.:
  6.00% with maturity at 2024                             $       11,529,556   $       12,030,538
  6.50% with various maturities to 2024                            8,390,124            8,863,205
  7.00% with various maturities to 2024                            5,954,202            6,369,426
  7.31% with maturity at 2026                                        993,755            1,071,895
  7.50% with various maturities to 2026                           22,941,902           24,852,341
  7.95% with maturity at 2022                                      1,492,099            1,647,607
  8.00% with various maturities to 2021                              750,651              797,480
  8.15% with maturity at 2021                                      1,262,601            1,329,654
  8.30% with maturity at 2021                                        758,317              844,212

                       See notes to financial statements

SECURITY                                                  PRINCIPAL            U.S. $ VALUE
-------------------------------------------------------------------------------------------------
UNITED STATES (CONTINUED)

  8.47% with maturity at 2018                             $          841,843   $          937,483
  8.50% with various maturities to 2028                            6,314,792            7,037,825
  9.00% with various maturities to 2027                            3,153,470            3,538,302
  9.25% with various maturities to 2016                              697,024              747,243
  9.50% with various maturities to 2027                            1,217,018            1,375,625
  9.75% with various maturities to 2020                              155,219              171,618
  10.00% with various maturities to 2025                           1,487,800            1,724,513
  10.25% with maturity at 2013                                       382,823              418,049
  10.50% with various maturities to 2021                           1,825,210            2,159,777
  11.00% with various maturities to 2019                           3,300,652            3,890,238
  11.25% with maturity at 2010                                        34,148               38,544
  12.50% with various maturities to 2019                             431,342              515,342
  12.75% with maturity at 2013                                        28,600               33,289
  13.25% with maturity at 2013                                         5,197                6,203
  13.50% with maturity at 2019                                        45,528               53,784
-------------------------------------------------------------------------------------------------
                                                                               $       80,454,193
-------------------------------------------------------------------------------------------------
Federal National Mortgage Association:
  6.50% with various maturities to 2028                   $       12,395,518   $       13,075,939
  7.00% with various maturities to 2024                            3,299,100            3,534,972
  7.50% with various maturities to 2026                            9,762,826           10,551,017
  8.00% with various maturities to 2026                           17,116,755           18,780,593
  8.50% with various maturities to 2026                              978,781            1,053,987
  8.906% with maturity at 2010                                       457,237              494,735
  9.00% with various maturities to 2024                            2,534,670            2,827,353
  9.033% with maturity at 2028                                     3,559,545            3,988,691
  9.50% with various maturities to 2030                            5,798,270            6,576,754
  10.50% with maturity at 2020                                       379,686              450,969
  11.00% with various maturities to 2025                             386,395              454,074
  11.50% with maturity at 2019                                       327,940              387,961
  12.00% with maturity at 2015                                       189,346              226,001
  12.50% with maturity at 2015                                     1,041,341            1,245,320
  12.75% with maturity at 2014                                        65,529               81,237
  13.00% with various maturities to 2015                             426,156              518,419
  13.50% with various maturities to 2015                             201,637              240,725
  14.75% with maturity at 2012                                       659,165              818,433
-------------------------------------------------------------------------------------------------
                                                                               $       65,307,180
-------------------------------------------------------------------------------------------------
Government National Mortgage Association:
  7.00% with various maturities to 2024                   $        6,373,125   $        6,823,012
  7.50% with various maturities to 2028                            8,295,573            8,988,581
  7.75% with maturity at 2019                                        147,459              162,014
  8.00% with various maturities to 2023                            3,456,626            3,792,288
  8.30% with various maturities to 2020                              747,660              827,540
  8.50% with various maturities to 2021                              611,966              670,915
  9.00% with various maturities to 2025                            2,323,421            2,605,091
  9.50% with various maturities to 2026                            6,589,363            7,512,114
  12.50% with maturity at 2019                                       485,622              581,816
  13.50% with maturity at 2014                                        30,529               38,293
-------------------------------------------------------------------------------------------------
                                                                               $       32,001,664
-------------------------------------------------------------------------------------------------
TOTAL MORTGAGE PASS-THROUGHS
  (IDENTIFIED COST, $177,807,617)                                              $      177,763,037
-------------------------------------------------------------------------------------------------

UNITED STATES (CONTINUED)

U.S. TREASURY OBLIGATIONS -- 0.6%

United States Treasury Bond,
7.875%, 2/15/21(4)--
(identified cost, $1,841,178)                             $        1,500,000   $        2,049,435
-------------------------------------------------------------------------------------------------
TOTAL UNITED STATES
  (IDENTIFIED COST $251,965,221)                                               $      253,860,718
-------------------------------------------------------------------------------------------------
TOTAL BONDS & NOTES
  (IDENTIFIED COST, $266,391,689)                                              $      262,011,886
-------------------------------------------------------------------------------------------------

COMMON STOCKS -- 0.1%

SECURITY                                                            SHARES     VALUE
-------------------------------------------------------------------------------------------------
INDONESIA -- 0.1%

BUSINESS SERVICES -- 0.1%

APP China(5)(6)                                                        8,000   $          310,000
-------------------------------------------------------------------------------------------------
                                                                               $          310,000
-------------------------------------------------------------------------------------------------
TOTAL INDONESIA
  (IDENTIFIED COST $1,522,636)                                                 $          310,000
-------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
  (IDENTIFIED COST $1,522,636)                                                 $          310,000
-------------------------------------------------------------------------------------------------

AUCTION-RATE SECURITIES(7) -- 5.9%

SECURITY                                                            SHARES     VALUE
-------------------------------------------------------------------------------------------------
Calamos Convertible Opportunities and Income Fund,
Series F, 1.90%                                                           76   $        1,900,000
Calamos Convertible Opportunities and Income Fund,
Series F7, 1.90%                                                          80            2,000,000
Calamos Convertible Opportunities and Income Fund,
Series TH7, 1.90%                                                         58            1,450,000
Cohen & Steers Advantage Income Realty Fund,
Inc., 1.88%                                                               74            1,850,000
Cohen & Steers Quality Income Realty Fund,
Inc., 1.90%                                                               80            2,000,000
Cohen & Steers REIT & Preferred Income Fund,
Inc., 1.90%                                                              114            2,850,000
Flaherty & Crumrine/Claymore Preferred Securities
Income Fund, Inc., 1.87%                                                  40            1,000,000

                       See notes to financial statements

SECURITY                                                            SHARES     VALUE
-------------------------------------------------------------------------------------------------
ING Prime Rate Trust, 1.86%                                               10   $          250,000
John Hancock Preferred Income Fund III, 1.88%                             80            2,000,000
Pioneer High Income Trust, 1.90%                                         151            3,775,000
-------------------------------------------------------------------------------------------------
                                                                               $       19,075,000
-------------------------------------------------------------------------------------------------
TOTAL AUCTION RATE SECURITIES
   (IDENTIFIED COST $19,075,000)                                               $       19,075,000
-------------------------------------------------------------------------------------------------

WARRANTS -- 0.0%

SECURITY                                                            SHARES     VALUE
-------------------------------------------------------------------------------------------------
INDONESIA -- 0.0%

Asia Pulp and Paper(5)(6)                                              2,000   $                0
-------------------------------------------------------------------------------------------------
                                                                               $                0
-------------------------------------------------------------------------------------------------
TOTAL INDONESIA
   (IDENTIFIED COST $0)                                                        $                0
-------------------------------------------------------------------------------------------------
TOTAL WARRANTS
   (IDENTIFIED COST $0)                                                        $                0
-------------------------------------------------------------------------------------------------

COMMERCIAL PAPER -- 12.3%

                                                          PRINCIPAL
                                                          AMOUNT
SECURITY                                                  (000'S OMITTED)      VALUE
-------------------------------------------------------------------------------------------------
Autobahn Funding Co., 1.855%, 11/3/04                     $           20,000   $       19,997,939
Millstone Funding Corp., 1.87%, 11/3/04                                5,000            4,999,481
Mortgage & Realty Trust, 1.90%, 11/1/04                               15,000           15,000,000
-------------------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
   (AT AMORTIZED COST, $39,997,420)                                            $       39,997,420
-------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 0.5%

SECURITY                                                  PRINCIPAL            VALUE
-------------------------------------------------------------------------------------------------
Investors Bank and Trust Company Time Deposit,
1.88%, 11/1/04                                            $        1,555,000   $        1,555,000
-------------------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
   (AT AMORTIZED COST, $1,555,000)                                             $        1,555,000
-------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 99.7%
   (IDENTIFIED COST $328,541,745)                                              $      322,949,306
-------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES -- 0.3%                                         $          995,026
-------------------------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                           $      323,944,332
-------------------------------------------------------------------------------------------------

DEM - Deutsche Mark
IDR - Indonesian Rupiah
(1)  Convertible bond.
(2)  Defaulted security.
(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2004, the aggregate value of the securities is $400,000 or 0.1% of the Portfolio's net assets.
(4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(5) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(6)  Non-income producing security.
(7) Represents preferred shares of a closed-end management investment company. Dividend rates reset every seven days.

                       See notes to financial statements

STRATEGIC INCOME PORTFOLIO as of October 31, 2004
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF OCTOBER 31, 2004

ASSETS

Investments, at value (identified cost, $328,541,745)                              $    322,949,306
Cash                                                                                        486,609
Receivable for investments sold                                                              51,952
Receivable for open swap contracts                                                        1,421,613
Interest and dividends receivable                                                         1,959,256
Receivable for open forward foreign currency contracts                                    1,833,799
Receivable for daily variation margin on open financial futures contracts                    31,526
---------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                       $    328,734,061
---------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                                  $      3,900,000
Payable for open forward foreign currency contracts                                         353,783
Payable for open swap contracts                                                             488,017
Payable to affiliate for Trustees' fees                                                       1,171
Accrued expenses                                                                             46,758
---------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                  $      4,789,729
---------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                          $    323,944,332
---------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals                            $    327,051,416
Net unrealized depreciation (computed on the basis of identified cost)                   (3,107,084)
---------------------------------------------------------------------------------------------------
TOTAL                                                                              $    323,944,332
---------------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
OCTOBER 31, 2004

INVESTMENT INCOME

Interest (net of foreign taxes, $70,590)                                           $     11,765,829
Dividends                                                                                    47,714
---------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                            $     11,813,543
---------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                             $      1,430,022
Administration fee                                                                          467,758
Trustees' fees and expenses                                                                  15,891
Custodian fee                                                                               120,133
Legal and accounting services                                                                92,018
Miscellaneous                                                                                10,418
---------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                     $      2,136,240
---------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                                                      $            669
---------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                                           $            669
---------------------------------------------------------------------------------------------------

NET EXPENSES                                                                       $      2,135,571
---------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                              $      9,677,972
---------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                                 $      6,497,974
   Financial futures contracts                                                           (1,683,509)
   Swap contracts                                                                         2,392,613
   Foreign currency and forward foreign currency exchange
      contract transactions                                                               5,459,766
---------------------------------------------------------------------------------------------------
NET REALIZED GAIN                                                                  $     12,666,844
---------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                             $     (4,994,226)
   Financial futures contracts                                                            2,291,787
   Swap contracts                                                                           403,642
   Foreign currency and forward foreign currency exchange contracts                         564,553
---------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                               $     (1,734,244)
---------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                                   $     10,932,600
---------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                         $     20,610,572
---------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                                                 YEAR ENDED              YEAR ENDED
IN NET ASSETS                                                       OCTOBER 31, 2004        OCTOBER 31, 2003
----------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                            $          9,677,972    $          7,514,538
   Net realized gain from investments,
      financial futures contracts,
      swap contracts and foreign currency
      and forward foreign currency exchange
      contract transactions                                                   12,666,844               9,049,670
   Net change in unrealized appreciation
      (depreciation) from investments,
      financial futures contracts,
      swap contracts, foreign currency and
      forward foreign currency
      exchange contracts                                                      (1,734,244)              8,805,267
----------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                          $         20,610,572    $         25,369,475
----------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                                    $        195,245,483    $        139,366,724
   Withdrawals                                                              (168,992,839)            (78,107,725)
----------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                                             $         26,252,644    $         61,258,999
----------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                          $         46,863,216    $         86,628,474
----------------------------------------------------------------------------------------------------------------

NET ASSETS
----------------------------------------------------------------------------------------------------------------
At beginning of year                                                $        277,081,116    $        190,452,642
----------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                                      $        323,944,332    $        277,081,116
----------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

SUPPLEMENTARY DATA


                                                                               YEAR ENDED OCTOBER 31,
                                                       ---------------------------------------------------------------------
                                                             2004          2003        2002(1)         2001          2000
----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                     0.68%         0.71%         0.77%         0.79%         0.83%
   Expenses after custodian fee reduction                       0.68%         0.71%         0.77%         0.79%         0.83%
   Net investment income                                        3.10%         3.36%         5.88%         8.10%         8.36%
Portfolio Turnover                                                55%           71%           63%           54%           49%
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                                 6.97%        12.97%         5.25%           --            --
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                   $  323,944    $  277,081    $  190,453    $  179,492    $  154,712
----------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premiums on fixed-income securities, excluding mortgage-backed securities, and accreting certain discounts using a different methodology. Additionally, the Portfolio reclassified net losses realized on prepayments received on mortgage-backed securities that were previously included in realized gains/losses to interest income. The effect of these changes for the year ended October 31, 2002 was a decrease in the ratio of net investment income to average net assets from 7.32% to 5.88%. Ratios for the periods prior to October 31, 2001 have not been restated to reflect this change in presentation.
(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

STRATEGIC INCOME PORTFOLIO as of October 31, 2004
NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   Strategic Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a non-diversified open-end investment company. The Portfolio, which was organized as a trust under the laws of the State of New York in 1992, seeks to achieve a high level of income by investing in a global portfolio consisting primarily of high grade debt securities. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At October 31, 2004, Eaton Vance Strategic Income Fund held an approximate 99.9% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Seasoned mortgage backed, pass-through securities are valued using an independent matrix pricing system applied by the advisor which takes into account closing bond valuations, yield differentials, anticipated prepayments and interest rates provided by dealers. Debt securities (other than seasoned mortgage-backed, pass-through securities and short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available and forward contracts, will normally be valued on the basis of market valuations furnished by pricing services. Marketable securities that are listed on foreign or U.S. securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest available bid and ask prices. For foreign investments, if trading or events occurring in other markets after the close of the principal exchange in which the securities are traded are expected to materially affect the value of the investments, then those investments are valued, taking into consideration these events, at their fair value following procedures approved by the Trustees. Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices. Short-term obligations and money-market securities maturing in sixty days or less are valued at amortized cost which approximates value. Non-U.S. dollar denominated short-term obligations are valued at amortized cost as calculated in the base currency and translated to U.S. dollars at the current exchange rate. Investments for which market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B INCOME -- Interest income is determined on the basis of interest accrued and discount earned, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

   C GAINS AND LOSSES FROM INVESTMENT TRANSACTIONS -- Realized gains and losses from investment transactions are recorded on the basis of identified cost.

   D INCOME TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

   E FINANCIAL FUTURES CONTRACTS -- Upon entering into a financial futures contract, the Portfolio is required to deposit an amount (initial margin), either in cash or securities, equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (variation margin) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest or currency exchange rates and investment purposes. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

   F WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Portfolio may engage in when-issued and delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

   G FOREIGN CURRENCY TRANSLATION -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

   H WRITTEN OPTIONS -- The Portfolio may write call or put options for which premiums are received and are recorded as liabilities, and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio as writer of an option may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the securities underlying the written option.

   I FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

   J REVERSE REPURCHASE AGREEMENTS -- The Portfolio may enter into reverse repurchase agreements. Under such an agreement, the Portfolio temporarily transfers possession, but not ownership, of a security to a counterparty, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed-upon price and time in the future. The Portfolio may enter into reverse repurchase agreements for temporary purposes, such as to fund withdrawals, or for use as hedging instruments where the underlying security is denominated in a foreign currency. As a form of leverage, reverse repurchase agreements may increase the risk of fluctuation in the market value of the Portfolio's assets or in its yield. Liabilities to counterparties under reverse repurchase agreements are recognized in the Statement of Assets and Liabilities at the same time at which cash is received by the Portfolio. The securities underlying such agreements continue to be treated as owned by the Portfolio and remain in the Portfolio of Investments. Interest charged on amounts borrowed by the Portfolio under reverse repurchase agreements is accrued daily.

   K TOTAL RETURN SWAPS -- The Portfolio may enter into swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. In a total return swap, the Portfolio makes payments at a rate equal to a predetermined spread to the one or three-month LIBOR. In exchange, the Portfolio receives payments based on the rate of return of a benchmark industry index or basket of securities. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark industry index or basket of securities. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. However, the Portfolio does not anticipate nonperformance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates, securities, or the index.

   L CREDIT DEFAULT SWAPS -- The Portfolio may enter into credit default swaps to buy or sell credit protection on an individual issuer or a basket of issuers of bonds. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par or other agreed-upon value, of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would have spent the stream of payments and received no benefit from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligation. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. During the period that the credit default swap contract is open, the contract is marked to market in accordance with the terms of the contract based on the current interest rate spreads and credit risk of the referred obligation of the underlying issuer and interest accrual through valuation date. Changes in the value of credit default swap contracts are recorded as unrealized gains or losses and periodic cash settlements are recorded as realized gains or losses. The Portfolio will segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

   M EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credits used to reduce the Portfolio's custodian fees are reported separately as a reduction of total expenses in the Statement of Operations. For the year ended October 31, 2004, $669 in credits were used to reduce the Portfolio's custodian fee.

   N USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   O OTHER -- Investment transactions are accounted for on a trade date basis.

   P INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets (0.275% annually up to $500 million of average net assets) plus a percentage of gross income (i.e., income other than gains from the sale of investments and paydown gains/losses). Such percentages are reduced as average daily net assets and gross income exceed certain levels. For the year ended October 31, 2004, the fee was equivalent to 0.46% of the Portfolio's average net assets for such period and amounted to $1,430,022. An administration fee, computed at an effective annual rate of 0.15% of average daily net assets was also paid to BMR for administrative services and office facilities. Such fee amounted to $467,758 for the year ended October 31, 2004.

   Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2004, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR or EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2004.

4  INVESTMENT TRANSACTIONS

   The Portfolio invests primarily in foreign government and U.S. Government debt securities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or country. The Portfolio regularly invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade and held by the Portfolio. Risk of loss upon default by the borrower is significantly greater with respect to such debt securities than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers. At October 31, 2004, the Portfolio had invested approximately 2.52% of its net assets or approximately $8,151,000 in high yield securities. Purchases and sales of investments, other than short-term obligations, and including paydowns on mortgage backed securities, for the year ended October 31, 2004 were as follows:

   PURCHASES

   Investments (non-U.S. Government)                 $       55,287,342
   U.S. Government Securities                               122,044,729
   --------------------------------------------------------------------
                                                     $      177,332,071
   --------------------------------------------------------------------

   SALES

   Investments (non-U.S. Government)                 $       52,277,566
   U.S. Government Securities                               108,328,783
   --------------------------------------------------------------------
                                                     $      160,606,349
   --------------------------------------------------------------------

5  Financial Instruments

   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities and to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency contracts, financial futures contracts and swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2004 is as follows:

   Forward Foreign Currency Exchange Contracts

   SALES

   SETTLEMENT                                                                             NET UNREALIZED
   DATE(S)         DELIVER                       IN EXCHANGE FOR                          DEPRECIATION
   -----------------------------------------------------------------------------------------------------
   11/26/04        Japanese Yen                  United States Dollar
                   541,800,000                   5,049,394                                $      (59,546)

   11/29/04        South African Rand            United States Dollar
                   35,440,000                    5,707,016                                       (24,732)
   -----------------------------------------------------------------------------------------------------
                                                                                          $      (84,278)
   -----------------------------------------------------------------------------------------------------

   PURCHASES

                                                                                          NET UNREALIZED
   SETTLEMENT                                                                             APPRECIATION
   DATE(S)         IN EXCHANGE FOR               DELIVER                                  (DEPRECIATION)
   -----------------------------------------------------------------------------------------------------
   11/29/04        Botswana Pula                 United States Dollar
                   35,617,171                    7,721,803                                $       63,399

   11/16/04        Brazilian Real                United States Dollar
                   12,800,000                    4,463,819                                        (7,873)

   11/15/04        Canadian Dollar               United States Dollar
                   5,700,000                     4,530,209                                       141,771

   11/04/04        Colombian Peso                United States Dollar
                   23,150,000,000                8,862,940                                       119,736

   11/15/04        Euro                          Hungarian Forint
                   3,505,487                     871,990,000                                     (40,211)

   11/22/04        Euro                          United States Dollar
                   24,550,000                    30,691,325                                      535,539

   11/08/04        Indonesian Rupiah             United States Dollar
                   190,000,000,000               20,780,925                                       84,896

                                                                                          NET UNREALIZED
   SETTLEMENT                                                                             APPRECIATION
   DATE(S)         IN EXCHANGE FOR               DELIVER                                  (DEPRECIATION)
   -----------------------------------------------------------------------------------------------------
   11/08/04        Indian Rupee                  United States Dollar
                   282,500,000                   6,138,635                                $       85,477

   11/08/04        Korean Won                    United States Dollar
                   18,456,000,000                16,015,967                                      465,253

   11/18/04        Mexican Peso                  United States Dollar
                   102,000,000                   8,954,438                                      (135,549)

   11/22/04        Polish Zloty                  Euro
                   47,222,000                    10,962,994                                      (85,872)

   12/17/04        Polish Zloty                  Euro
                   15,848,280                    3,600,000                                        57,497

   11/22/04        Slovakian Koruna              Euro
                   594,500,000                   14,854,330                                       26,938

   11/29/04        Slovakian Koruna              Euro
                   530,332,000                   13,246,378                                       23,278

   11/08/04        Thai Baht                     United States Dollar
                   306,000,000                   7,378,828                                        72,773

   11/17/04        Turkish Lira                  United States Dollar
                   6,420,000,000,000             4,208,456                                       111,087

   11/08/04        Taiwanese Dollar              United States Dollar
                   107,000,000                   3,158,205                                        46,155
   -----------------------------------------------------------------------------------------------------
                                                                                          $    1,564,294
   -----------------------------------------------------------------------------------------------------

   FUTURES CONTRACTS

                                                                                  NET UNREALIZED
   EXPIRATION                                   AGGREGATE                          APPRECIATION
   DATE(S)       CONTRACTS           POSITION   COST              VALUE           (DEPRECIATION)
   ---------------------------------------------------------------------------------------------
   12/04         35 Nikkei 225       Long       $  1,974,201       $   1,878,625     $   (95,576)

   12/04         18 DAX Index        Long          2,293,124           2,276,238         (16,886)

   12/04         458 U.S. Treasury
                 5 Year Note         Long         50,403,418          51,009,750         606,332

   12/04         23 Japan
                 10 Year Bond        Short        29,551,935          29,954,798        (402,863)
   ---------------------------------------------------------------------------------------------
                                                                                     $    91,007
   ---------------------------------------------------------------------------------------------

   At October 31, 2004, the Portfolio had sufficient cash and/or securities to cover potential obligations arising from open futures and forward contracts, as well as margin requirements on open futures contracts.

   The Portfolio has entered into a total return swap agreement with Lehman Brothers Special Financing whereby the Portfolio makes monthly payments at a rate equal to the one-month LIBOR minus 0.25% on the notional amount of $10,000,000. In exchange, the Portfolio receives payments equal to the total returns on the Lehman Brothers U.S. Corporate High Yield Bond Index on the same notional amount. The value of the contract, which terminates on February 1, 2005 is recorded as a receivable for open swap contracts of $166,957 at October 31, 2004.

   The Portfolio has entered into a total return swap agreement with Lehman Brothers Special Financing whereby the Portfolio makes monthly payments at a rate equal to the one-month LIBOR on the notional amount of $10,000,000. In exchange, the Portfolio receives payments equal to the total returns on the Lehman Brothers U.S. Corporate High Yield Bond Index on the same notional amount. The value of the contract, which terminates on March 1, 2005 is recorded as a receivable for open swap contracts of $164,805 at October 31, 2004.

   The Portfolio has entered into a total return swap agreement with Lehman Brothers Special Financing whereby the Portfolio makes monthly payments at a rate equal to the one-month LIBOR plus 0.25% on the notional amount of $10,000,000. In exchange, the Portfolio receives payments equal to the total returns on the Lehman Brothers U.S. Corporate High Yield Bond Index on the same notional amount. The value of the contract, which terminates on December 1, 2004 is recorded as a receivable for open swap contracts of $162,652 at October 31, 2004.

   The Portfolio has entered into a total return swap agreement with Morgan Stanley & Co. International Limited with respect to 8,250 HSCE Futures contracts having a notional amount of HKD 32,399,168 whereby the Portfolio receives or makes monthly payments equal to the total returns on the Hang Seng China Enterprises Futures Index on the same notional amount. The value of the contract, which terminates on June 5, 2006 is recorded as a receivable for open swap contracts of $27,124 at October 31, 2004.

   The Portfolio has entered into a total return swap agreement with Morgan Stanley & Co. International Limited with respect to 81 KS200 Futures contracts having a notional amount of $3,645,000 whereby the Portfolio receives or makes quarterly payments equal to the total returns on the Kospi 200 Futures Index on the same notional amount. The value of the contract, which terminates on June 13, 2006 is recorded as a receivable for open swap contracts of $184,347 at October 31, 2004.

   The Portfolio has entered into a total return swap agreement with Morgan Stanley & Co. International Limited whereby the Portfolio makes monthly payments at a rate equal to the one-month LIBOR plus 0.55% on the notional amount of $6,818,702. In exchange, the Portfolio receives payments equal to the total returns on a basket of securities sold on the Istanbul Stock Exchange on the same notional amount. The value of the contract, which terminates on February 2, 2005 is recorded as a receivable for open swap contracts of $337,687 at October 31, 2004.

CREDIT DEFAULT SWAPS

---------------------------------------------------------------------------------------------------------------------
                                                                                                             NET
                                                                                                         UNREALIZED
NOTIONAL          EXPIRATION                                                                            APPRECIATION
AMOUNT            DATE                      DESCRIPTION                                                (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------
5,000,000 USD     4/6/2009                  Agreement with JP Morgan Chase Bank dated                    $    (80,786)
                                            4/6/2004 to pay 3.60% per year times the
                                            notional amount. In exchange for that periodic
                                            payment, upon a default event in Turkey, JP
                                            Morgan Chase Bank agrees to pay the Portfolio
                                            the notional amount of the swap. To receive
                                            that payment, the Portfolio must deliver a
                                            bond (with par value equal to the notional
                                            amount of the swap) issued by Turkey to JP
                                            Morgan Chase Bank.

5,000,000 USD     4/6/2014                  Agreement with Morgan Stanley Capital Services                   (235,949)
                                            Inc. dated 4/6/2004 to pay 4.05% per year
                                            times the notional amount. In exchange for
                                            that periodic payment, upon a default event in
                                            Turkey, Morgan Stanley Capital Services Inc.
                                            agrees to pay the Portfolio the notional
                                            amount of the swap. To receive that payment,
                                            the Portfolio must deliver a bond (with par
                                            value equal to the notional amount of the
                                            swap) issued by Turkey to Morgan Stanley
                                            Capital Services Inc.

4,000,000 USD     1/29/2009                 Agreement with Morgan Stanley Capital Services                   (171,282)
                                            Inc. dated 1/29/2004 to pay 3.40% per year
                                            times the notional amount. In exchange for
                                            that periodic payment, upon a default event in
                                            Turkey, Morgan Stanley Capital Services Inc.
                                            agrees to pay the Portfolio the notional
                                            amount of the swap. To receive that payment,
                                            the Portfolio must deliver a bond (with par
                                            value equal to the notional amount of the
                                            swap) issued by Turkey to Morgan Stanley
                                            Capital Services Inc.

4,000,000 USD     7/20/2006                 Agreement with Morgan Stanley Capital Services                    178,679
                                            Inc. dated 7/16/2004 to receive 3.90% per year
                                            times the notional amount. In exchange for
                                            that periodic payment, upon a default event in
                                            Brazil, the Portfolio. agrees to pay Morgan
                                            Stanley Capital Services Inc. the notional
                                            amount of the swap. To receive that payment,
                                            Morgan Stanley Capital Services Inc. must
                                            deliver a bond (with par value equal to the
                                            notional amount of the swap) issued by Brazil
                                            to the Portfolio.

4,000,000 USD     8/20/2006                 Agreement with Credit Suisse First Boston                         199,362
                                            dated 7/28/2004 to receive 4.20% per year
                                            times the notional amount. In exchange for
                                            that periodic payment, upon a default event in
                                            Brazil, the Portfolio agrees to pay Credit
                                            Suisse First Boston the notional amount of the
                                            swap. To receive that payment, Credit Suisse
                                            First Boston must deliver a bond (with par
                                            value equal to the notional amount of the
                                            swap) issued by Brazil to the Portfolio.

6  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments at October 31, 2004, as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                            $  329,760,190
   --------------------------------------------------------
   Gross unrealized appreciation             $    2,756,363
   Gross unrealized depreciation                 (9,567,247)
   --------------------------------------------------------
   NET UNREALIZED DEPRECIATION               $   (6,810,884)
   --------------------------------------------------------

   The net unrealized appreciation on foreign currency, swaps, forwards and futures contracts at October 31, 2004 on a federal income tax basis was $903,652.

STRATEGIC INCOME PORTFOLIO as of October 31, 2004
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE TRUSTEES AND INVESTORS
OF STRATEGIC INCOME PORTFOLIO:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Strategic Income Portfolio (the "Portfolio") at October 31, 2004, and the results of its operations, the changes in its net assets, and the supplementary data for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 30, 2004

EATON VANCE STRATEGIC INCOME FUND
MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Mutual Funds Trust (the Trust), Boston Income Portfolio (BIP), Floating Rate Portfolio (FRP), High Income Portfolio (HIP), Investment Grade Income Portfolio (IGIP) and Strategic Income Portfolio (SIP) (the Portfolios) are responsible for the overall management and supervision of the Trust's and Portfolios' affairs. The Trustees and officers of the Trust and the Portfolios are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolios hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolios, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolios' placement agent and a wholly-owned subsidiary of EVM.

                                                                                       NUMBER OF
                      POSITION(S)                                                     PORTFOLIOS
                       WITH THE           TERM OF                                       IN FUND
                      TRUST AND          OFFICE AND                                     COMPLEX
     NAME AND            THE             LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
  DATE OF BIRTH       PORTFOLIOS         SERVICE         DURING PAST FIVE YEARS        TRUSTEE(1)      OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE

James B. Hawkes        Trustee     Trustee of the Trust  Chairman, President and          193               Director of EVC
11/9/41                             since 1991; of HIP   Chief Executive Officer of
                                    and SIP since 1992;  BMR, EVC, EVM and EV;
                                  of FRP and IGIP since  Director of EV; Vice
                                       2000 and BIP      President and Director of
                                        since 2001       EVD. Trustee and/or
                                                         officer of 193 registered
                                                         investment companies in
                                                         the Eaton Vance Fund
                                                         Complex. Mr. Hawkes is an
                                                         interested person because
                                                         of his positions with BMR,
                                                         EVM, EVC and EV, which are
                                                         affiliates of the Trust
                                                         and the Portfolios.

NONINTERESTED TRUSTEE(S)

Samuel L. Hayes, III   Trustee     Trustee of the Trust  Jacob H. Schiff Professor        193         Director of Tiffany & Co.
2/23/35                             since 1986; of HIP   of Investment Banking                      (specialty retailer) and Telect,
                                   and SIP since 1993;   Emeritus, Harvard                          Inc. (telecommunication services
                                  of FRP and IGIP since  University Graduate                                 company)
                                  2000 and of BIP since  School of Business
                                           2001          Administration.

William H. Park        Trustee          Since 2003       President and Chief              193                   None
9/19/47                                                  Executive Officer, Prizm
                                                         Capital Management, LLC
                                                         (investment management
                                                         firm) (since 2002).
                                                         Executive Vice President
                                                         and Chief Financial
                                                         Officer, United Asset
                                                         Management Corporation (a
                                                         holding company owning
                                                         institutional investment
                                                         management firms)
                                                         (1982-2001).

Ronald A. Pearlman     Trustee          Since 2003       Professor of Law,                193                   None
7/10/40                                                  Georgetown University Law
                                                         Center (since 1999). Tax
                                                         Partner Covington &
                                                         Burling, Washington, DC
                                                         (1991-2000).

Norton H. Reamer       Trustee        Trustee of the     President, Chief Executive       193                   None
9/21/35                              Trust since 1986;   Officer and a Director of
                                      of HIP and SIP     Asset Management Finance
                                    since 1993; of FRP   Corp. (a specialty finance
                                    and IGIP since 2000  company serving the
                                     and of BIP since    investment management
                                           2001          industry) (since
                                                         October2003). President,
                                                         Unicorn Corporation (an
                                                         investment and financial
                                                         advisory services company)
                                                         (since September 2000).
                                                         Formerly, Chairman,
                                                         Hellman, Jordan Management
                                                         Co., Inc. (an investment
                                                         management company)
                                                         (2000-2003). Formerly,
                                                         Advisory Director of
                                                         Berkshire Capital
                                                         Corporation (investment
                                                         banking firm) (2002-2003).
                                                         Formerly Chairman of the
                                                         Board, United Asset
                                                         Management Corporation (a
                                                         holding company owning
                                                         institutional investment
                                                         management firms) and
                                                         Chairman, President and
                                                         Director, UAM Funds (mutual
                                                         funds) (1980-2000).

Lynn A. Stout          Trustee        Trustee of the     Professor of Law,                193                   None
9/14/57                             Trust, HIP and SIP   University of California
                                    since 1998; of FRP   at Los Angeles School of
                                    and IGIP since 2000  Law (since July 2001).
                                     and of BIP since    Formerly, Professor of
                                           2001          Law, Georgetown
                                                         University Law Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                               POSITION(S)             TERM OF
                                WITH THE             OFFICE AND
      NAME AND                TRUST AND THE           LENGTH OF                         PRINCIPAL OCCUPATION(S)
    DATE OF BIRTH              PORTFOLIOS              SERVICE                          DURING PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
Thomas E. Faust Jr.      President of the Trust       Since 2002       Executive Vice President of EVM, BMR, EVC and EV; Chief
5/31/58                                                                Investment Officer of EVM and BMR and Director of EVC. Chief
                                                                       Executive Officer of Belair Capital Fund LLC, Belcrest
                                                                       Capital Fund LLC, Belmar Capital Fund LLC, Belport Capital
                                                                       Fund LLC and Belrose Capital Fund LLC (private investment
                                                                       companies sponsored by EVM). Officer of 56 registered
                                                                       investment companies managed by EVM or BMR.

William H. Ahern, Jr.       Vice President of         Since 1995       Vice President of EVM and BMR. Officer of 78 registered
7/28/59                         the Trust                              investment companies managed by EVM or BMR.

Thomas J. Fetter            Vice President of         Since 1997       Vice President of EVM and BMR. Officer of 124 registered
8/20/43                         the Trust                              investment companies managed by EVM or BMR.

Thomas P. Huggins         Vice President of BIP    Of HIP since 2000   Vice President of EVM and BMR. Officer of 7 registered
3/7/66                           and HIP              and of BIP       investment companies managed by EVM or BMR.
                                                      since 2001

Elizabeth S. Kenyon         President of IGIP        Since 2002(2)     Vice President of EVM and BMR. Officer of 2 registered
9/8/54                                                                 investment companies managed by EVM or BMR.

Thomas H. Luster          Vice President of IGIP      Since 2002       Vice President of EVM and BMR. Officer of 16 registered
4/8/62                                                                 investment companies managed by EVM or BMR.

Michael R. Mach             Vice President of         Since 1999       Vice President of EVM and BMR. Previously, Managing Director
7/15/47                         the Trust                              and Senior Analyst for Robertson Stephens (1998-1999).
                                                                       Officer of 28 registered investment companies managed by EVM or BMR.

Robert B. MacIntosh         Vice President of         Since 1998       Vice President of EVM and BMR. Officer of 124 registered
1/22/57                         the Trust                              investment companies managed by EVM or BMR.


Scott H. Page             Vice President of FRP       Since 2000       Vice President of EVM and BMR. Officer of 13 registered
11/30/59                                                               investment companies managed by EVM or BMR.

Duncan W. Richardson        Vice President of         Since 2001       Senior Vice President and Chief Equity Investment Officer of
10/26/57                        the Trust                              EVM and BMR. Officer of 45 registered investment companies managed by EVM or BMR.

Walter A. Row, III          Vice President of         Since 2001       Director of Equity Research and a Vice President of EVM and
7/20/57                         the Trust                              BMR. Officer of 25 registered investment companies managed by EVM or BMR.

Judith A. Saryan            Vice President of         Since 2003       Vice President of EVM and BMR. Previously, Portfolio Manager
8/21/54                         the Trust                              and Equity Analyst for State Street Global Advisers
                                                                       (1980-1999). Officer of 27 registered investment companies managed by EVM or BMR.

Susan Schiff              Vice President of the       Since 2002       Vice President of EVM and BMR. Officer of 27 registered
3/13/61                       Trust and SIP                            investment companies managed by EVM or BMR.

Payson F. Swaffield         President of FRP         Since 2002(2)     Vice President of EVM and BMR. Officer of 13 registered
8/13/56                                                                investment companies managed by EVM or BMR.

Mark S. Venezia             President of SIP         Since 2002(2)     Vice President of EVM and BMR. Officer of 4 registered
5/23/49                                                                investment companies managed by EVM or BMR.

Michael W. Weilheimer       President of BIP         Since 2002(2)     Vice President of EVM and BMR. Officer of 10 registered
2/11/61                          and HIP                               investment companies managed by EVM or BMR.

Alan R. Dynner                  Secretary          Of the Trust, HIP   Vice President, Secretary and Chief Legal Officer of BMR,
10/10/40                                           and SIP since 1997; EVM, EVD, EV and EVC. Officer of 193 registered investment
                                                    of FRP and IGIP    companies managed by EVM or BMR.
                                                   since 2000 and of
                                                    BIP since 2001

William J. Austin,Jr.       Treasurer of IGIP        Since 2002(2)     Vice President of EVM and BMR. Officer of 54 registered
12/27/51                                                               investment companies managed by EVM or BMR.

                               POSITION(S)             TERM OF
                                WITH THE             OFFICE AND
      NAME AND                TRUST AND THE           LENGTH OF                         PRINCIPAL OCCUPATION(S)
    DATE OF BIRTH              PORTFOLIOS              SERVICE                          DURING PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
Barbara E. Campbell       Treasurer of BIP,HIP,      Since 2002(2)     Vice President of EVM and BMR. Officer of 193 registered
6/19/57                        FRP and SIP                             investment companies managed by EVM or BMR.

James L. O'Connor         Treasurer of the Trust      Since 1989       Vice President of BMR, EVM and EVD. Officer of 114
4/1/45                                                                 registered investment companies managed by EVM or BMR.

Paul M. O'Neil           Chief Compliance Officer     Since 2004       Vice President of EVM and BMR. Officer of 193 registered
7/11/53                                                                investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.
(2) Prior to 2002, Ms. Kenyon served as Vice President of IGIP since 2001, Mr. Swaffield served as Vice President of FRP since 2000, Mr. Venezia served as Vice President of SIP since 1992, Mr. Weilheimer served as Vice President of HIP since 1995, Ms. Campbell served as Assistant Treasurer of HIP since 1993, FRP since 2000 and SIP since 1998, and Mr. Austin served as Assistant Treasurer of IGIP since 2000.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolios and can be obtained without charge by calling 1-800-225-6265.

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)-(d)

The following table presents aggregate fees billed to the registrant for the fiscal years ended October 31, 2004, and October 31, 2004 by the registrant's principal accountant for professional services rendered for the audit of the registrant's annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

FISCAL YEARS ENDED                             10/31/03       10/31/04
-----------------------------------------------------------------------
Audit Fees                                    $   81,800     $   85,600

Audit-Related Fees(1)                         $        0     $        0

Tax Fees(2)                                   $    7,500     $    7,500

All Other Fees(3)                             $        0     $        0
                                              -------------------------
Total                                         $   89,300     $   93,100
                                              =========================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the registrant's principal accountant other than audit, audit-related, and tax services.
(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant's principal accountant for the last two fiscal years of the registrant; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by the registrant's principal accountant for the last two fiscal years of the registrant.

FISCAL YEARS ENDED                             10/31/03       10/31/04
-----------------------------------------------------------------------
Registrant                                    $    7,500     $    7,500

Eaton Vance (1)                               $        0     $   84,490

(1) The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STRATEGIC INCOME PORTFOLIO


By:    /s/ Mark S. Venezia
       -------------------------------------------
       Mark S. Venezia
       President


Date:  December 21, 2004
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ Barbara E. Campbell
       -------------------------------------------
       Barbara E. Campbell
       Treasurer


Date:  December 21, 2004


By:     /s/ Mark S. Venezia
       -------------------------------------------
       Mark S. Venezia
       President


Date:  December 21, 2004